Finance income/(costs) (Tables)	12 Months Ended
Dec. 31, 2022
Finance Costs Disclosure [Abstract]
Schedule of finance income/(costs)

(in €‘000)	2022	2021	2020
Interest expenses on shareholder loans	(1,743)	(8,162)	(7,530)
Interest expenses on old facility (senior debt) and renewed facility	(12,139)	(6,446)	(3,240)
Loss on the old facility modification	(1,730)	—	—
Loss on the old facility extinguishment	(2,832)	—	—
Finance costs on borrowings	(18,444)	(14,608)	(10,770)
Interest expenses on lease liabilities	(1,777)	(527)	(294)
Interest accretion on provisions	—	—	(3)
Fair value gains/(losses) on derivatives	5,507	593	(208)
Fair value gains/(losses) on public warrant liabilities	19,964	—	—
Fair value gains/(losses) on private placement warrant liabilities	7,139	—	—
Exchange differences – net	(2,069)	(877)	(7)
Finance income/(costs)	10,320	(15,419)	(11,282)